Description of Business (Details) $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments | Segment	3
Discontinued Operations [Member] | Vertex Aerospace [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales | $	$ 1.4	$ 1.3	$ 1.2